Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

— PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Total Shareholder Return ($) (f)	Dow Jones US Building Materials & Fixtures Index ($) (g)	Net Income ($ 000’s) (h)	Operating Income ($000’s) (i)
2025	27,562,773	74,143,373	3,605,088	8,254,338	146	105	765,191	958,542
2024	22,786,901	71,942,284	4,331,256	11,277,634	172	119	604,879	770,389
2023	19,464,383	51,277,489	3,793,208	8,362,951	161	137	602,897	756,053
2022	34,994,079	39,921,017	4,286,027	5,542,672	104	74	658,316	877,149
2021	10,841,767	21,073,541	2,482,800	4,483,255	170	144	468,520	655,845

Company Selected Measure Name	operating income
Named Executive Officers, Footnote	Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Mr. Christopher, for the respective years shown.
Peer Group Issuers, Footnote	Column (g). For the relevant fiscal year, represents the TSR of the Dow Jones U.S. Building Materials & Fixtures index ending on each of December 27, 2025, December 28, 2024, December 30, 2023, December 31, 2022 and December 25, 2021.
PEO Total Compensation Amount	$ 27,562,773	$ 22,786,901	$ 19,464,383	$ 34,994,079	$ 10,841,767
PEO Actually Paid Compensation Amount	$ 74,143,373	71,942,284	51,277,489	39,921,017	21,073,541
Adjustment To PEO Compensation, Footnote

Column (c). “Compensation actually paid” to our CEO in each year from 2021-2025 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (b) of the above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation and Personnel Development Committee with respect to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2021	2022	2023	2024	2025
CEO	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher
SCT Total Compensation ($)	10,841,767	34,994,079	19,464,383	22,786,901	27,562,773
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,259,125)	(25,825,500)	(10,161,450)	(12,903,000)	(15,227,100)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	4,425,375	23,595,500	12,866,850	16,079,000	21,311,100
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	8,483,199	6,564,886	25,375,159	36,818,739	37,733,000
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	582,325	592,052	3,732,547	9,160,644	2,763,600
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	21,073,541	39,921,017	51,277,489	71,942,284	74,143,373

Non-PEO NEO Average Total Compensation Amount	$ 3,605,088	4,331,256	3,793,208	4,286,027	2,482,800
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,254,338	11,277,634	8,362,951	5,542,672	4,483,255
Adjustment to Non-PEO NEO Compensation Footnote

Column (e). Average “compensation actually paid” for our non-CEO NEOs in each year from 2021-2025 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (d) of the above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation and Personnel Development Committee with respect to our non-CEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2021 Average	2022 Average	2023 Average	2024 Average	2025 Average
Non-CEO NEOs	See column (d) note	See column (d) note	See column (d) note	See column (d) note	See column (d) note
SCT Total Compensation ($)	2,482,800	4,286,027	3,793,208	4,331,256	3,605,088
Less: Stock and Option Award Values Reported in SCT for the Covered Year $)	(753,220)	(2,410,888)	(1,906,840)	(2,128,995)	(1,720,098)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,022,753	2,109,505	2,414,520	2,653,035	2,407,365
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,511,873	1,481,643	3,362,068	4,549,633	3,254,633
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	219,049	76,385	699,995	1,872,705	707,350
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	4,483,255	5,542,672	8,362,951	11,277,634	8,254,338

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Amount	$ 146	172	161	104	170
Peer Group Total Shareholder Return Amount	105	119	137	74	144
Net Income (Loss) Attributable to Parent	$ 765,191,000	$ 604,879,000	$ 602,897,000	$ 658,316,000	$ 468,520,000
Company Selected Measure Amount	958,542,000	770,389,000	756,053,000	877,149,000	655,845,000
PEO Name	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher	Mr. Christopher
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Column (i). The Company-selected measure is operating income.
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,227,100)	$ (12,903,000)	$ (10,161,450)	$ (25,825,500)	$ (3,259,125)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,311,100	16,079,000	12,866,850	23,595,500	4,425,375
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,733,000	36,818,739	25,375,159	6,564,886	8,483,199
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,763,600	9,160,644	3,732,547	592,052	582,325
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,720,098)	(2,128,995)	(1,906,840)	(2,410,888)	(753,220)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,407,365	2,653,035	2,414,520	2,109,505	1,022,753
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,254,633	4,549,633	3,362,068	1,481,643	1,511,873
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	707,350	1,872,705	699,995	76,385	219,049
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0